Employee Future Benefits - Schedule of Assumptions Used (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate during the year	4.08%	4.00%
Discount rate as at December 31	4.00%	4.21%
Expected long-term rate of return on plan assets	6.25%	6.25%
Expected long-term rate of return on plan assets for benefit obligations	6.25%	6.25%
Rate of compensation increase	3.36%	3.48%
Health care cost trend increase as at December 31	0.00%	0.00%
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate during the year	4.14%	3.95%
Discount rate as at December 31	4.00%	4.12%
Expected long-term rate of return on plan assets	6.25%	6.95%
Expected long-term rate of return on plan assets for benefit obligations	6.25%	6.95%
Rate of compensation increase	0.00%	0.00%
Health care cost trend increase as at December 31	4.70%	4.67%
Health care cost trend rate assumed for next fiscal year	6.62%
Remaining period until health care cost trend rate reaches ultimate trend rate	12 years
Year that rate reaches ultimate trend rate	2028